Cover	Dec. 21, 2022
Cover [Abstract]
Entity Emerging Growth Company	false
Document Period End Date	Dec. 21, 2022
Document Type	8-K
Entity Registrant Name	TENNESSEE VALLEY AUTHORITY
City Area Code	(865)
Local Phone Number	632-2101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	000-52313
Entity Address, Postal Zip Code	37902
Entity Address, State or Province	TN
Entity Address, City or Town	Knoxville
Entity Address, Address Line One	400 W. Summit Hill Drive
Entity Central Index Key	0001376986
Document Period End Date	Dec. 21, 2022
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Information [Line Items]
Entity Incorporation, State or Country Code	X1
Entity Tax Identification Number	62-0474417